UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Closed-End Funds – 97.9%
698,680	AllianceBernstein National Municipal Income Fund, Inc.	$8,740,487
445,990	BlackRock Investment Quality Municipal Trust, Inc.	6,123,443
145,193	BlackRock Long-Term Municipal Advantage Trust	1,643,585
335,264	BlackRock Muni Intermediate Duration Fund, Inc.	4,395,311
45,111	BlackRock Municipal Bond Trust	645,538
272,211	BlackRock Municipal Income Quality Trust	3,579,575
242,665	BlackRock Municipal Income Trust	3,127,952
77,651	BlackRock Municipal Income Trust II	1,041,300
819,925	BlackRock MuniEnhanced Fund, Inc.	8,715,803
58,607	BlackRock MuniHoldings Fund, Inc.	891,999
132,851	BlackRock MuniHoldings Investment Quality Fund	1,736,363
107,899	BlackRock MuniHoldings Quality Fund II, Inc.	1,321,763
59,779	BlackRock MuniVest Fund, Inc.	529,642
97,044	BlackRock MuniYield Fund, Inc.	1,297,478
162,697	BlackRock MuniYield Michigan Quality Fund, Inc.	2,162,243
84,048	BlackRock MuniYield New York Quality Fund, Inc.	1,012,778
466,975	BlackRock MuniYield Quality Fund II, Inc.	5,659,737
1,204,874	BlackRock MuniYield Quality Fund III, Inc.	15,229,607
214,578	BlackRock MuniYield Quality Fund, Inc.	3,019,112
903,774	Deutsche Municipal Income Trust	10,122,269
312,230	Deutsche Strategic Municipal Income Trust	3,431,408
524,954	Dreyfus Municipal Bond Infrastructure Fund, Inc.	6,451,685
433,304	Dreyfus Municipal Income, Inc.	3,501,096
533,026	Dreyfus Strategic Municipal Bond Fund, Inc.	4,056,328
821,890	Dreyfus Strategic Municipals, Inc.	6,336,772
132,396	DTF Tax-Free Income, Inc.	1,762,191
96,454	Eaton Vance California Municipal Bond Fund	989,618
779,492	Eaton Vance Municipal Bond Fund	9,213,595
220,970	Eaton Vance Municipal Bond Fund II	2,578,720
665,950	Eaton Vance Municipal Income Trust	7,798,274
2,496	Eaton Vance National Municipal Opportunities Trust	51,592
318,640	Federated Premier Municipal Income Fund	4,257,030
597,765	Invesco Advantage Municipal Income Trust II	6,342,287
589,076	Invesco Municipal Opportunity Trust	6,903,971
480,743	Invesco Municipal Trust	5,619,886
112,098	Invesco Pennsylvania Value Municipal Income Trust	1,317,152
665,880	Invesco Quality Municipal Income Trust	7,923,972
315,220	Invesco Trust for Investment Grade Municipals	3,851,988
616,417	MFS Municipal Income Trust	4,019,039
248,715	Neuberger Berman Intermediate Municipal Fund, Inc.	3,424,806
453,835	Nuveen AMT-Free Municipal Credit Income Fund	6,585,146
1,076,255	Nuveen AMT-Free Quality Municipal Income Fund	13,991,315
320,655	Nuveen California Quality Municipal Income Fund	4,293,570
329,072	Nuveen Enhanced Municipal Value Fund	4,389,820
626,085	Nuveen Municipal Credit Income Fund	8,852,842

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Closed-End Funds (Continued)
311,141	Nuveen New Jersey Quality Municipal Income Fund	$4,060,390
68,155	Nuveen New York AMT-Free Quality Municipal Income Fund	828,765
51,103	Nuveen Ohio Quality Municipal Income Fund	700,622
186,112	Nuveen Pennsylvania Quality Municipal Income Fund	2,330,122
1,258,365	Nuveen Quality Municipal Income Fund	16,534,916
45,300	Nuveen Texas Quality Municipal Income Fund	597,507
300,350	Pioneer Municipal High Income Advantage Trust	3,219,752
629,424	Pioneer Municipal High Income Trust	7,081,020
1,139,267	Putnam Managed Municipal Income Trust	8,134,366
561,399	Putnam Municipal Opportunities Trust	6,545,912
136,286	Western Asset Intermediate Muni Fund, Inc.	1,177,511
43,825	Western Asset Managed Municipals Fund, Inc.	571,478
	Total Closed-End Funds (Cost $271,019,014)	260,722,449

Principal Amount

	Short-Term Investments – 1.3%
$3,407,845	UMB Money Market Fiduciary, 0.01%[1]	3,407,845

	Total Short-Term Investments (Cost $3,407,845)	3,407,845

	Total Investments – 99.2%(Cost $274,426,859)	264,130,294
	Other Assets in Excess of Liabilities – 0.8%	2,035,506

	Total Net Assets – 100.0%	$266,165,800

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2018	(Depreciation)

(200)	U.S. 2 Year Treasury Note	June 2018	$(42,494,766)	$(42,521,875)	$(27,109)
(525)	U.S. 5 Year Treasury Note	June 2018	(59,867,695)	(60,091,992)	(224,297)
(500)	U.S. 10 Year Treasury Note	June 2018	(60,076,784)	(60,570,313)	(493,529)
(200)	U.S. Treasury Long Bond	June 2018	(28,713,758)	(29,325,000)	(611,242)
(100)	Ultra Long Term U.S. Treasury Bond	June 2018	(15,586,601)	(16,046,875)	(460,274)

TOTAL FUTURES CONTRACTS			$(206,739,604)	$(208,556,055)	$(1,816,451)

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Closed-End Funds – 95.0%
69,192	Advent Claymore Convertible Securities and Income Fund II	$387,475
139,269	AllianzGI Convertible & Income Fund II	828,651
155,952	Ares Dynamic Credit Allocation Fund, Inc.	2,532,660
147,479	BlackRock Corporate High Yield Fund, Inc.	1,561,803
132,308	Blackstone/GSO Long-Short Credit Income Fund	2,140,743
143,283	Blackstone/GSO Strategic Credit Fund	2,275,334
95,394	Brookfield Real Assets Income Fund, Inc.	2,076,727
3,189	Calamos Dynamic Convertible & Income Fund	62,760
164,197	DoubleLine Income Solutions Fund	3,297,076
82,837	DoubleLine Opportunistic Credit Fund	1,788,451
210,040	Eaton Vance Limited Duration Income Fund	2,734,721
136,890	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	2,600,910
231,389	Invesco Dynamic Credit Opportunities Fund	2,714,193
65,265	Invesco Senior Income Trust	287,166
82,810	John Hancock Investors Trust	1,376,302
187,196	KKR Income Opportunities Fund	2,972,672
221,819	Neuberger Berman High Yield Strategies Fund, Inc.	2,471,064
96,480	Nuveen Credit Strategies Income Fund	766,051
54,491	Nuveen Real Asset Income and Growth Fund	883,844
139,107	PIMCO Dynamic Credit and Mortgage Income Fund	3,182,768
188,685	Pioneer Diversified High Income Trust	2,845,370
396,240	Pioneer High Income Trust	3,720,694
122,759	Principal Real Estate Income Fund	2,053,758
89,911	Prudential Short Duration High Yield Fund, Inc.	1,270,442
86,282	Reaves Utility Income Fund	2,435,741
193,809	Wells Fargo Income Opportunities Fund	1,558,224
116,022	Western Asset Emerging Markets Debt Fund, Inc.	1,685,800
122,548	Western Asset Global High Income Fund, Inc.	1,153,177
549,068	Western Asset High Income Fund II, Inc.	3,601,886
176,090	Western Asset High Income Opportunity Fund, Inc.	846,993
173,355	Western Asset Premier Bond Fund	2,241,480
	Total Closed-End Funds (Cost $60,541,847)	60,354,936

Principal Amount

	Short-Term Investments – 0.9%
$576,735	UMB Money Market Fiduciary, 0.01%[1]	576,735

	Total Short-Term Investments (Cost $576,735)	576,735

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Value

Total Investments – 95.9%(Cost $61,118,582)	$60,931,671
Other Assets in Excess of Liabilities – 4.1%	2,627,059

Total Net Assets – 100.0%	$63,558,730

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2018	(Depreciation)

(25)	E-mini Dow Jones Industrial Average	June 2018	$(3,154,500)	$(3,018,375)	$136,125
(75)	E-mini S&P 500	June 2018	(10,458,750)	(9,911,250)	547,500
(50)	E-mini Utilities Select Sector	June 2018	(2,483,000)	(2,544,500)	(61,500)
(30)	U.S. 2 Year Treasury Note	June 2018	(6,374,531)	(6,378,281)	(3,750)
(70)	U.S. 5 Year Treasury Note	June 2018	(7,982,734)	(8,012,265)	(29,531)
(50)	U.S. 10 Year Treasury Note	June 2018	(6,007,771)	(6,057,032)	(49,261)

TOTAL FUTURES CONTRACTS			$(36,461,286)	$(35,921,703)	$539,583

Robinson Funds

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Funds to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(c) Municipal Bonds Risk

The underlying closed-end funds in which the Funds invest will invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(d) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Robinson Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Robinson Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$275,119,910	$61,187,274
Gross unrealized appreciation	$177,845	$1,739,382
Gross unrealized depreciation	(11,167,461)	(1,994,985)
Net unrealized depreciation on investments	$(10,989,616)	$(255,603)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Robinson Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$260,722,449	$-	$-	$260,722,449
Short-Term Investments	3,407,845	-	-	3,407,845
Total Investments	$264,130,294	$-	$-	$264,130,294

Other Financial Instruments*
Futures Contracts	$(1,816,451)	$-	$-	$(1,816,451)
Total Other Financial Instruments	$(1,816,451)	$-	$-	$(1,816,451)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$60,354,936	$-	$-	$60,354,936
Short-Term Investments	576,735	-	-	576,735
Total Investments	$60,931,671	$-	$-	$60,931,671

Other Financial Instruments*
Futures Contracts	$539,583	$-	$-	$539,583
Total Other Financial Instruments	$539,583	$-	$-	$539,583

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2018